Comprehensive Loss - Schedule of Comprehensive Loss and its Components (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income Net Of Tax [Abstract]
Net loss	$ (14,874)	$ (2,543)	$ (1,962)	$ (1,761)	$ (1,960)	$ (1,519)	$ (2,449)	$ (2,894)	$ (2,447)	$ (20,909)	$ (5,683)	$ (8,226)	$ (9,309)
Other comprehensive loss:
Change in unrealized loss on available-for-sale securities											(1)	(1)	1
Comprehensive loss	$ (14,874)		$ (1,962)							$ (20,909)	$ (5,684)	$ (8,227)	$ (9,308)